Annual Total Returns[BarChart] - Artisan International Value Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.14%)	22.82%	30.49%	(0.59%)	(1.75%)	5.50%	23.82%	(15.65%)	23.96%	8.52%